Allowance for Loan Losses and Credit Quality Disclosures (Changes in Accretable Discount for Acquired Credit Impaired Loans) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	$ 30	$ 73	$ 73	$ 135
Acquisition of impaired loans	0	0	0	0
Accretion of discount	(7)	(21)	(43)	(62)
Balance at end of year	$ 23	$ 52	30	73
Non-accretable difference at end of year			$ 215	$ 215